UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 112.9%
AUSTRALIA 4.1%
FINANCIAL—BANKS 1.0%
Australia and New Zealand Banking Group Ltd.(a)	91,261	$2,710,819

MATERIALS—METALS & MINING 0.4%
BHP Billiton Ltd.(a)	34,287	1,169,464

REAL ESTATE 1.4%
DIVERSIFIED 0.6%
Cromwell Property Group	674,584	681,273
Mirvac Group	533,114	899,184
		1,580,457
RETAIL 0.8%
Charter Hall Retail REIT	261,955	1,066,392
Federation Centres Ltd.	440,531	1,082,435
		2,148,827
TOTAL REAL ESTATE		3,729,284

TOLL ROADS 1.3%
Transurban Group	500,000	3,321,270
TOTAL AUSTRALIA		10,930,837

BELGIUM 0.9%
CONSUMER STAPLES
Anheuser-Busch InBev NV	24,000	2,376,551

BERMUDA 0.2%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(b)	47,755	470,864

BRAZIL 3.1%
TOLL ROADS 1.5%
CCR SA(a)	396,800	4,033,291

WATER 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	90,600	4,324,338
TOTAL BRAZIL		8,357,629

CANADA 3.1%
FINANCIAL 1.3%
BANKS 0.4%
Toronto-Dominion Bank (USD)	13,700	1,140,799

INSURANCE 0.9%
Power Corp.(a)	88,800	2,386,415

	Number of Shares	Value
TOTAL FINANCIAL		$3,527,214

MATERIALS—CHEMICALS 0.5%
Potash Corp. of Saskatchewan	37,500	1,472,905

REAL ESTATE—OFFICE 0.3%
Brookfield Office Properties (USD)(a)	40,706	698,922

TELECOMMUNICATION SERVICES 0.5%
Rogers Communications	25,400	1,297,442

TRANSPORT—RAIL 0.5%
Canadian National Railway Co.	13,800	1,386,996
TOTAL CANADA		8,383,479
FRANCE 4.2%
COMMUNICATIONS—SATELLITES 0.7%
Eutelsat Communications(a)	50,000	1,762,865

CONSUMER STAPLES 1.1%
Danone SA(a)	41,000	2,852,733

CONSUMER—CYCLICAL—DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA(a)	6,600	1,132,823

ENERGY—OIL & GAS 0.9%
Total SA(a)	49,181	2,354,960

FINANCIAL—BANKS 0.5%
BNP Paribas	25,300	1,298,530

MATERIALS—CONSTRUCTION MATERIALS 0.3%
Lafarge SA(a)	14,400	956,712

REAL ESTATE—RETAIL 0.3%
Klepierre	24,488	961,946
TOTAL FRANCE		11,320,569

GERMANY 3.5%
AUTOMOTIVE 0.8%

Bayerische Motoren Werke AG(a)	22,800	1,967,215
FINANCIAL—INSURANCE 1.2%

Allianz SE(a)	24,100	3,273,072

INDUSTRIALS— ELECTRICAL EQUIPMENT 0.4%
Siemens AG(a)	10,800	1,163,310

TECHNOLOGY—SOFTWARE 1.1%
SAP AG(a)	37,000	2,964,280

	Number of Shares	Value
TOTAL GERMANY		$9,367,877

HONG KONG 4.5%
ELECTRIC—REGULATED ELECTRIC 1.4%
CLP Holdings Ltd.(a)	419,000	3,670,443

ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(a)	509,000	977,011

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	664,691

HOTEL 0.4%
Wynn Macau Ltd.(b)	420,000	1,117,288

INDUSTRIALS—DIVERSIFIED 0.9%
Hutchison Whampoa Ltd.(a)	225,000	2,346,362

REAL ESTATE 0.8%
DIVERSIFIED 0.2%
Hysan Development Co., Ltd.	115,000	582,959

OFFICE 0.6%
Hongkong Land Holdings Ltd. (USD)	217,000	1,607,970
TOTAL REAL ESTATE		2,190,929

TELECOMMUNICATION SERVICES 0.4%
China Mobile Ltd.(a)	106,500	1,127,075
TOTAL HONG KONG		12,093,799

IRELAND 1.2%
HEALTH CARE—HEALTHCARE PRODUCTS
Covidien PLC (USD)(a)	47,200	3,202,048

ITALY 2.1%
ENERGY—OIL & GAS 0.9%
Eni S.p.A.(a)	103,400	2,323,485

GAS DISTRIBUTION 1.2%
Snam Rete Gas S.p.A.(a)	700,482	3,192,980
TOTAL ITALY		5,516,465

JAPAN 9.9%
AUTOMOTIVE 0.9%
Toyota Motor Corp.(a)	47,000	2,409,040

CONSUMER DISCRETIONARY—MEDIA 0.4%
CyberAgent	600	1,097,573

	Number of Shares	Value
FINANCIAL 0.6%
BANKS 0.4%
Sumitomo Mitsui Trust Holdings(a)	253,000	$1,195,995

INSURANCE 0.2%
NKSJ Holdings(a)	21,250	444,481
TOTAL FINANCIAL		1,640,476

HEALTH CARE—PHARMACEUTICALS 0.7%
Astellas Pharma(a)	33,000	1,773,835

INDUSTRIALS 3.0%
COMMERCIAL SERVICES & SUPPLIES 1.3%
Secom Co., Ltd.(a)	63,800	3,283,699

ELECTRICAL EQUIPMENT 1.7%
Fanuc Ltd.(a)	22,800	3,485,335
Murata Manufacturing Co., Ltd.	15,000	1,128,167
		4,613,502
TOTAL INDUSTRIALS		7,897,201

MATERIALS—METALS & MINING 0.2%
Sumitomo Metal Mining Co., Ltd.(a)	29,000	409,115

REAL ESTATE—DIVERSIFIED 1.4%
Mitsubishi Estate Co., Ltd.	62,000	1,746,024
NTT Urban Development Corp.	896	1,073,658
Tokyo Tatemono Co., Ltd.	141,000	1,000,563
		3,820,245
TECHNOLOGY 2.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
Kyocera Corp.(a)	16,800	1,533,032
Sony Corp.(a)	90,000	1,553,620
TDK Corp.(a)	21,700	757,258
		3,843,910
OFFICE ELECTRONICS 0.7%
Canon(a)	47,400	1,737,186
TOTAL TECHNOLOGY		5,581,096

TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.	40,000	1,667,818
TOTAL JAPAN		26,296,399

	Number of Shares	Value
JERSEY 0.2%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)	36,000	$573,805

MEXICO 0.7%
CONSUMER—NON-CYCLICAL—RETAIL 0.5%
Wal-Mart de Mexico SA de CV	410,600	1,339,696

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	473,400	502,473
TOTAL MEXICO		1,842,169

NETHERLANDS 1.9%
MARINE PORTS 1.4%
Koninklijke Vopak NV(a)	60,000	3,617,127

REAL ESTATE—RETAIL 0.5%
Corio NV	28,900	1,348,270
TOTAL NETHERLANDS		4,965,397

SINGAPORE 0.7%
REAL ESTATE—INDUSTRIALS 0.3%
Global Logistic Properties Ltd.	345,000	728,746

TECHNOLOGY—SEMICONDUCTORS 0.4%
Avago Technologies Ltd. (USD)	29,600	1,063,232
TOTAL SINGAPORE		1,791,978

SOUTH KOREA 0.9%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(c)	3,500	2,352,000

SPAIN 0.3%
TELECOMMUNICATION SERVICES
Telefonica SA(a)	53,000	712,671

SWITZERLAND 6.9%
CONSUMER—NON-CYCLICAL—FOOD 2.1%
Nestle SA(a)	76,320	5,519,191

FINANCIAL 1.3%
BANKS 0.4%
Credit Suisse Group AG	44,000	1,154,577

INSURANCE 0.9%
Zurich Insurance Group AG	8,100	2,254,314

	Number of Shares	Value
TOTAL FINANCIAL		$3,408,891
HEALTH CARE—PHARMACEUTICALS 2.5%
Novartis AG(a)	94,300	6,700,237

MATERIALS—CHEMICALS 1.0%
Syngenta AG(a)	6,600	2,753,186
TOTAL SWITZERLAND		18,381,505

UNITED KINGDOM 10.1%
CONSUMER STAPLES—BEVERAGE 0.4%
Diageo PLC	37,700	1,188,628

CONSUMER—NON-CYCLICAL 1.9%
AGRICULTURE 0.5%
British American Tobacco PLC(a)	22,100	1,184,361

HOUSEHOLD PRODUCTS 1.4%
Reckitt Benckiser Group PLC(a)	52,300	3,749,263
TOTAL CONSUMER—NON-CYCLICAL		4,933,624

ELECTRIC—REGULATED ELECTRIC 1.3%
National Grid PLC(a)	292,000	3,394,147

ENERGY 1.6%
INTEGRATED OIL & GAS 1.0%
Royal Dutch Shell PLC(a)	84,424	2,731,039

OIL & GAS EQUIPMENT & SERVICES 0.6%
Ensco PLC, Class A (USD)(d)	26,000	1,560,000
TOTAL ENERGY		4,291,039

FINANCIAL—BANKS 1.7%
Barclays PLC	447,900	1,981,455
HSBC Holdings PLC(a)	250,166	2,670,305
		4,651,760
HEALTH CARE—PHARMACEUTICALS 1.7%
GlaxoSmithKline PLC(a)	197,200	4,609,892

INDUSTRIALS—AEROSPACE & DEFENSE 0.3%
EasyJet PLC	45,000	738,453

REAL ESTATE—DIVERSIFIED 0.2%
Hammerson PLC	16,689	124,736
Land Securities Group PLC	34,855	439,042
		563,778

	Number of Shares	Value
TELECOMMUNICATION SERVICES 1.0%
Vodafone Group PLC(a)	892,000	$2,529,082
TOTAL UNITED KINGDOM		26,900,403

UNITED STATES 54.4%
AUTOMOTIVE 0.7%
Ford Motor Co.(a)	146,100	1,921,215

COMMUNICATIONS—TOWERS 0.5%
American Tower Corp.(d)	17,129	1,317,563

CONSUMER—CYCLICAL 6.1%
HOME BUILDERS 1.0%
D.R. Horton(a),(c)	104,700	2,544,210

MEDIA 1.8%
The Walt Disney Co.(a),(d)	51,400	2,919,520
Time Warner Cable(d)	19,500	1,873,170
		4,792,690
RESTAURANT 0.9%
McDonald’s Corp.(a),(d)	24,239	2,416,386

RETAIL 1.3%
Nordstrom(a),(d)	21,840	1,206,223
Ross Stores(a)	39,200	2,376,304
		3,582,527
SPECIALTY RETAIL 1.1%
Coach(c)	35,000	1,749,650
PetSmart(c)	17,400	1,080,540
		2,830,190
TOTAL CONSUMER—CYCLICAL		16,166,003

CONSUMER—NON-CYCLICAL 2.6%
AGRICULTURE 1.1%
Philip Morris International(a),(d)	30,133	2,793,630

BEVERAGE 0.3%
PepsiCo(a),(d)	11,210	886,823

COSMETICS/PERSONAL CARE 0.5%
Procter & Gamble Co.(a),(d)	17,676	1,362,113

RETAIL 0.7%
CVS Caremark Corp.(a),(d)	33,300	1,831,167
TOTAL CONSUMER—NON-CYCLICAL		6,873,733

	Number of Shares	Value
ELECTRIC 3.3%
INTEGRATED ELECTRIC 1.3%
PPL Corp.(a),(d)	110,000	$3,444,100

REGULATED ELECTRIC 2.0%
PG&E Corp.(a),(d)	75,000	3,339,750
Southern Co.(a),(d)	45,385	2,129,464
		5,469,214
TOTAL ELECTRIC		8,913,314

ENERGY 6.1%
OIL & GAS 5.7%
Apache Corp.(a),(d)	26,200	2,021,592
Chevron Corp.(a),(d)	40,430	4,803,893
Devon Energy Corp.(a),(d)	40,873	2,306,055
Exxon Mobil Corp.(a),(d)	54,947	4,951,274
Occidental Petroleum Corp.(a)	13,300	1,042,321
		15,125,135
OIL & GAS SERVICES 0.4%
Schlumberger Ltd.(a)	16,298	1,220,557
TOTAL ENERGY		16,345,692

FINANCIAL 8.1%
BANKS 3.1%
Bank of America Corp.(a),(d)	229,200	2,791,656
Comerica(a),(d)	24,800	891,560
US Bancorp(a)	68,272	2,316,469
Wells Fargo & Co.(a),(d)	62,987	2,329,889
		8,329,574
CREDIT CARD 0.9%
American Express Co.(a),(d)	36,000	2,428,560

DIVERSIFIED FINANCIAL SERVICES 2.4%
BlackRock(d)	5,823	1,495,812
Citigroup(a),(d)	25,811	1,141,879
Goldman Sachs Group	7,200	1,059,480
JPMorgan Chase & Co.(a)	56,894	2,700,189
		6,397,360
INSURANCE 1.7%
American International Group(a),(b),(d)	58,700	2,278,734

	Number of Shares	Value
Prudential Financial(a),(d)	36,700	$2,164,933
		4,443,667
TOTAL FINANCIAL		21,599,161

GAS DISTRIBUTION 1.1%
Sempra Energy(a),(d)	37,500	2,997,750

HEALTH CARE 3.0%
BIOTECHNOLOGY 0.5%
Amgen(a)	11,900	1,219,869

HEALTH CARE PROVIDERS & SERVICES 0.7%
UnitedHealth Group(d)	31,400	1,796,394

HEALTHCARE PRODUCTS 0.9%
Johnson & Johnson(d)	16,036	1,307,415
Thermo Fisher Scientific(d)	16,255	1,243,345
		2,550,760
PHARMACEUTICALS 0.9%
Pfizer(a)	87,984	2,539,218
TOTAL HEALTH CARE		8,106,241

INDUSTRIALS 6.1%
AEROSPACE & DEFENSE 1.3%
General Dynamics Corp.(a),(d)	16,319	1,150,653
United Technologies Corp.(a),(d)	24,573	2,295,855
		3,446,508
DIVERSIFIED MANUFACTURING 3.4%
Deere & Co.(d)	18,900	1,625,022
General Electric Co.(a),(d)	146,530	3,387,774
Owens Corning(a),(b)	73,100	2,882,333
WW Grainger	5,500	1,237,390
		9,132,519
TRANSPORTATION 1.4%
Norfolk Southern Corp.(a),(d)	27,000	2,081,160
United Parcel Service(a),(d)	19,660	1,688,794
		3,769,954
TOTAL INDUSTRIALS		16,348,981

	Number of Shares	Value
MATERIALS 2.3%
CHEMICALS 1.5%
Dow Chemical Co.(a),(d)	24,800	$789,632
Ecolab(d)	9,000	721,620
Monsanto Co.(a),(d)	21,800	2,302,734
		3,813,986
METALS & MINING 0.8%
Freeport-McMoRan Copper & Gold(a),(d)	37,200	1,231,320
Newmont Mining Corp.(a),(d)	22,900	959,281
		2,190,601
TOTAL MATERIALS		6,004,587

PIPELINES—MLP 1.5%
EQT Midstream Partners LP(d)	30,725	1,192,130
MarkWest Energy Partners LP	44,193	2,684,725
		3,876,855
REAL ESTATE 3.4%
DIVERSIFIED 0.8%
Forest City Enterprises, Class A(b)	76,107	1,352,421
Vornado Realty Trust	9,782	818,167
		2,170,588
OFFICE 0.3%
Corporate Office Properties Trust(d)	27,348	729,645

RESIDENTIAL 1.2%
APARTMENT 0.9%
Apartment Investment & Management Co.(d)	29,650	909,069
Associated Estates Realty Corp.	44,294	825,640
Colonial Properties Trust(d)	34,609	782,510
		2,517,219
MANUFACTURED HOME 0.3%
Equity Lifestyle Properties(d)	9,523	731,366
TOTAL RESIDENTIAL		3,248,585

SELF STORAGE 0.4%
Sovran Self Storage	15,464	997,273

SHOPPING CENTERS 0.7%
COMMUNITY CENTER 0.4%
DDR Corp.	64,804	1,128,885

	Number of Shares	Value
REGIONAL MALL 0.3%
Glimcher Realty Trust	66,783	$774,683
TOTAL SHOPPING CENTERS		1,903,568
TOTAL REAL ESTATE		9,049,659

TECHNOLOGY 9.1%
COMPUTERS 3.3%
Apple(a)	16,250	7,192,738
International Business Machines Corp.(a),(d)	7,833	1,670,779
		8,863,517
INTERNET SERVICE PROVIDER 0.5%
Google(a),(b),(d)	1,600	1,270,448

SERVICES 1.1%
Visa, Class A(a)	17,300	2,938,232

SOFTWARE 2.7%
Microsoft Corp.(a),(d)	51,015	1,459,539
Oracle Corp.(a)	109,700	3,547,698
Symantec Corp.(a),(b),(d)	89,900	2,218,732
		7,225,969
TELECOMMUNICATION EQUIPMENT 1.5%
Cisco Systems(d)	106,700	2,231,097
QUALCOMM(a),(d)	27,400	1,834,430
		4,065,527
TOTAL TECHNOLOGY		24,363,693

TELECOMMUNICATION SERVICES 0.5%
AT&T(a),(d)	35,577	1,305,320
TOTAL UNITED STATES		145,189,767
TOTAL COMMON STOCK (Identified cost—$252,433,095)		301,026,212

CLOSED-END FUNDS 6.4%
BERMUDA 0.9%
ENERGY/ RESOURCES
ASA Gold and Precious Metals Ltd. (USD)	128,700	2,478,762

UNITED STATES 5.5%
GLOBAL INCOME 0.7%
First Trust Aberdeen Global Opportunity Income Fund(a)	70,400	1,251,008

	Number of Shares	Value
Western Asset Global High Income Fund(a)	47,400	$656,964
		1,907,972
HIGH YIELD 0.1%
PIMCO High Income Fund(d)	29,700	366,795

MULTI-SECTOR 2.1%
PIMCO Dynamic Income Fund(d)	38,773	1,205,840
PIMCO Income Opportunity Fund(a),(d)	139,700	4,318,127
		5,523,967
PREFERRED 0.2%
Nuveen Preferred Income Opportunities Fund	50,400	517,608

SENIOR LOAN 2.4%
Eaton Vance Floating-Rate Income Trust(a),(d)	47,950	840,564
Eaton Vance Senior Floating-Rate Trust(d)	58,000	965,700
Nuveen Credit Strategies Income Fund(a)	432,167	4,516,145
		6,322,409
TOTAL UNITED STATES		14,638,751
TOTAL CLOSED-END FUNDS (Identified cost—$16,690,618)		17,117,513

PREFERRED SECURITIES—$25 PAR VALUE 2.2%
UNITED KINGDOM 0.9%
BANKS—FOREIGN
National Westminster Bank PLC, 7.76%, Series C (USD)(a)	40,000	1,024,800
Royal Bank of Scotland Group PLC, 6.35%, Series N (USD)(a)	60,000	1,332,000
		2,356,800
UNITED STATES 1.3%
BANKS 0.8%
Countrywide Capital V, 7.00%, due 11/1/36(a)	40,000	1,022,000
Zions Bancorp, 7.90%, Series F(a)	36,983	1,049,948
		2,071,948
INSURANCE 0.2%
Hanover Insurance Group/The, 6.35%, due 3/30/53	26,200	660,240

REAL ESTATE—DIVERSIFIED 0.3%
Colony Financial, 8.50%, Series A(a)	28,000	753,480

	Number of Shares	Value
TOTAL UNITED STATES		$3,485,668
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,133,663)		5,842,468

PREFERRED SECURITIES—CAPITAL SECURITIES 4.1%
BRAZIL 0.8%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, 144A (USD)(c)	1,750,000	2,126,250

IRELAND 0.2%
BANKS—FOREIGN
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN	300,000	396,284

SWITZERLAND 0.5%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% (USD)	1,310,000	1,419,097

UNITED KINGDOM 0.9%
BANKS—FOREIGN 0.4%
LBG Capital No.1 PLC, 8.00%, 144A (USD)(c)	1,000,000	1,073,979

FINANCE 0.5%
Aberdeen Asset Management PLC, 7.00% (USD)	1,350,000	1,394,928
TOTAL UNITED KINGDOM		2,468,907

UNITED STATES 1.7%
BANKS 0.3%
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)	1,000,000	843,750

INSURANCE—MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/58, (FRN)	1,000,000	1,351,250

INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(c)	1,750	2,191,875
TOTAL UNITED STATES		4,386,875
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,616,582)		10,797,413

	Principal Amount
CORPORATE BONDS—UNITED STATES 0.6%
INSURANCE—PROPERTY CASUALTY
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c) (Identified cost—$1,342,523)	$1,500,000	1,656,843

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		900,079	$900,079
Federated Government Obligations Fund, 0.01%(e)		900,108	900,108
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,800,187)			1,800,187

TOTAL INVESTMENTS (Identified cost—$287,016,668)	126.9%		338,240,636

WRITTEN CALL OPTIONS	(0.8)		(2,018,747)

LIABILITIES IN EXCESS OF OTHER ASSETS	(26.1)		(69,606,260)

NET ASSETS (Equivalent to $11.58 per share based on 23,032,573 shares of common stock outstanding)	100.0%		$266,615,629

	Number of Contracts
WRITTEN CALL OPTIONS (0.8)%
EUROPE (0.0)%
DJ EuroStoxx 50 Index, EUR Strike Price 2,750, 4/19/13	476	(25,627)
UNITED STATES (0.8)%
S&P 500 Index, USD Strike Price 1,555, 4/20/13	692	(1,736,920)
S&P 500 Index, USD Strike Price 1,560, 4/20/13	122	(256,200)
TOTAL UNITED STATES		(1,993,120)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$1,694,792)		$(2,018,747)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $154,620,178 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.5% of the net assets of the Fund, of which 0.0% are illiquid.
(d)	All or a portion of the security is pledged in connection with written option contracts: $49,985,665 in aggregate has been pledged to collateral.
(e)	Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Market Value
Financial (Common)	12.7
Technology (Common)	10.7
Industrials (Common)	8.4
Energy (Common)	7.8
Health Care (Common)	7.2
Real Estate (Common)	7.0
Consumer—Non-Cyclical (Common)	5.5
Consumer—Cyclical (Common)	5.1
Closed-End Funds	5.1
Electric (Common)	4.7
Materials (Common)	3.8
Telecommunication Services (Common)	2.7
Toll Roads (Common)	2.2
Consumer Staples (Common)	1.9
Automotive (Common)	1.9
Gas Distribution (Common)	1.8
Banks—Foreign (Preferred)	1.6
Water (Common)	1.3
Pipelines (Common)	1.2
Marine Ports (Common)	1.1
Insurance (Preferred)	1.0
Communications (Common)	0.9
Banks (Preferred)	0.9
Integrated Telecommunications Services (Preferred)	0.6
Other	0.5
Consumer Discretionary (Common)	0.5
Insurance (Corporate Bonds)	0.5
Finance (Preferred)	0.4
Transport—Rail (Common)	0.4
Hotel (Common)	0.3
Real Estate (Preferred)	0.2
Banks—Foreign (Corporate Bonds)	0.1
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $119,355,035 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$301,026,212	$301,026,212	$—	$—
Closed-End Funds	17,117,513	17,117,513	—	—
Preferred Securities - $25 Par Value - United Kingdom	2,356,800	2,356,800	—	—
Preferred Securities - $25 Par Value - United States	3,485,668	2,825,428	—	660,240	(a)
Preferred Securities - Capital Securities	10,797,413	—	10,797,413	—
Corporate Bonds	1,656,843	—	1,656,843	—
Money Market Funds	1,800,187	—	1,800,187	—
Total Investments(b)	$338,240,636	$323,325,953	$14,254,443	$660,240
Written call options	(2,018,747)	(2,018,747)	—	—
Total Depreciation in Other Financial Instruments(b)	$(2,018,747)	$(2,018,747)	$—	$—

(a) Valued utilizing an independent broker quote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2012	$—
Purchases	655,000
Change in unrealized appreciation	5,240
Balance as of March 28, 2013	$660,240

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $5,240.

Note 3. Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 28, 2013 were as follows:

	Number
	of Contracts	Premium
Options outstanding at December 31, 2012	948	$1,671,468
Options written	6,193	6,879,704
Options terminated in closing transactions	(5,851)	(6,856,380)
Options outstanding at March 28, 2013	1,290	$1,694,792

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Cost for federal income tax purposes	$287,016,668
Gross unrealized appreciation	$62,263,206
Gross unrealized depreciation	(11,039,238)
Net unrealized appreciation	$51,223,968

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013